Provisions and Contingent Liabilities - Summary of Provision (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017	Dec. 31, 2016	Jan. 01, 2016
Disclosure of provisions [line items]
Provision	$ 242.4	$ 260.3		$ 302.8
Current portion	116.9	124.1	$ 123.8	123.9	$ 89.7
Non-current portion	125.5	136.2	$ 179.0	179.0
Product warranties [member]
Disclosure of provisions [line items]
Provision	98.0	101.1		94.1
Provisions labor, taxes and civil [member]
Disclosure of provisions [line items]
Provision	58.4	54.2		93.1
Current portion	20.7	21.5
Non-current portion	37.7	32.7
Taxes [member]
Disclosure of provisions [line items]
Provision	31.4	41.8		28.5
Post retirement benefits [member]
Disclosure of provisions [line items]
Provision	31.7	36.1		46.0
Other environment related provision [member]
Disclosure of provisions [line items]
Provision	2.4	1.8		1.0
Voluntary redundancy scheme [member]
Disclosure of provisions [line items]
Provision				25.3
Other [member]
Disclosure of provisions [line items]
Provision	$ 20.5	$ 25.3		$ 14.8